PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Jun. 30, 2026
PROPERTY, PLANT AND EQUIPMENT

16.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is carried at cost less accumulated depreciation and impairment losses. Depreciation is recognized on a straight-line basis over estimated useful lives of 25 years for buildings and private utilities, 15 years for technology infrastructure, and 3 years for mining equipment. Land and construction in progress are not depreciated.

	Land	Buildings	Private utilities	Technology infra-structure	Mining equipment	Construction in progress	Total
	$	$	$	$	$	$	$
COST
Balance, September 30, 2025	635,967	1,602,908	11,044,919	1,173,963	59,308,322	3,377,689	77,143,768
Additions	1,716,743	336,095	260,450	16,105	1,078,962	3,475,733	6,884,088
Disposals	—	—	—	—	(432,184)	—	(432,184)
Foreign currency translation effects	456,350	89,342	69,233	4,281	171,929	923,929	1,715,064
Balance, March 31, 2026	2,809,060	2,028,345	11,374,602	1,194,349	60,127,029	7,777,351	85,310,736
Additions, disposals, transfers and foreign currency translation effects, net	1,140,167	(29,703)	(28,295)	(956)	(1,189,330)	1,427,773	1,319,656
Balance, June 30, 2026	3,949,227	1,998,642	11,346,307	1,193,393	58,937,699	9,205,124	86,630,392

ACCUMULATED DEPRECIATION
Balance, September 30, 2025	—	665,291	2,127,711	213,114	39,776,428	—	42,782,544
Depreciation	—	47,471	359,923	38,403	4,364,792	—	4,810,589
Foreign currency translation effects	—	4,494	34,072	3,635	413,190	—	455,391
Balance, March 31, 2026	—	717,256	2,521,706	255,152	44,554,410	—	48,048,524
Depreciation, disposals and foreign currency translation effects, net	—	21,174	136,281	20,371	1,308,456	—	1,486,282
Balance, June 30, 2026	—	738,430	2,657,987	275,523	45,862,866	—	49,534,806
ACCUMULATED IMPAIRMENT
Balance, September 30, 2025	—	60	217,698	7,835	2,201,281	—	2,426,874
Movements during the nine months ended June 30, 2026	—	—	—	—	—	—	—
Balance, June 30, 2026	—	60	217,698	7,835	2,201,281	—	2,426,874
NET CARRYING AMOUNT
Balance, September 30, 2025	635,967	937,557	8,699,510	953,014	17,330,613	3,377,689	31,934,350
Balance, March 31, 2026	2,809,060	1,311,029	8,635,198	931,362	13,371,338	7,777,351	34,835,338
Balance, June 30, 2026	3,949,227	1,260,152	8,470,622	910,035	10,873,552	9,205,124	34,668,712
Depreciation expense for the three months ended June 30, 2026	2,495,270
Loss on disposal of property, plant and equipment for the three months ended June 30, 2026	494,922